Share-Based Payment - Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period (Details)	12 Months Ended
	Jun. 30, 2026 $ / shares	Jun. 30, 2025
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	7,470,000
Executives [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Executives One [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2027
Executives Two [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	1,831,667
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2028
Advisors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	315,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Non-Executive Directors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	420,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 12.94
Vesting Date	Nov. 01, 2026
Executives, Advisors and Non-Executive Directors [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.12
Vesting Date	Oct. 31, 2026
Share price hurdle	$ 16.25
Executives, Advisors and Non-Executive Directors Two [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.57
Vesting Date	Oct. 31, 2027
Share price hurdle	$ 20.31
Executives, Advisors and Non-Executive Directors Three [Member]
Schedule of Trading Price on the Date of Issue with the Overall Cost to be Spread Over the Vesting Period [Line Items]
Number of RSU’s	2,490,000
Grant date	Nov. 01, 2025
Fair value at grant date $ per right	$ 8.8
Vesting Date	Oct. 31, 2028
Share price hurdle	$ 25.39